Cover	Feb. 27, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 27, 2024
Entity Registrant Name	Shockwave Medical, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38829
Entity Tax Identification Number	27-0494101
Entity Address, Address Line One	5403 Betsy Ross Drive
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	510
Local Phone Number	279-4262
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	SWAV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001642545
Amendment Flag	false
Document Information [Line Items]
Document Period End Date	Feb. 27, 2024